Share - Based Compensation - Schedule of Weighted-Average Assumptions for Black-Scholes Option-Pricing Model Used (Details)		6 Months Ended
		Jun. 30, 2026 SFr / shares	Jun. 30, 2026 $ / shares	Jun. 30, 2025 SFr / shares	Jun. 30, 2025 $ / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted average share price at the date of grant | (per share)	[1]	SFr 21.11	$ 26.82	SFr 16.11	$ 18.68
Range of expected terms	[2]			6 years 3 months	6 years 3 months
Divdend yield		0.00%	0.00%	0.00%	0.00%
Bottom of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of expected volatilities	[3]	68.01%	68.01%	89.91%	89.91%
Range of expected terms	[2]	5 years 6 months	5 years 6 months
Range of risk-free interest rates	[4]	3.75%	3.75%	3.94%	3.94%
Top of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of expected volatilities	[3]	86.38%	86.38%	91.39%	91.39%
Range of expected terms	[2]	6 years 3 months	6 years 3 months
Range of risk-free interest rates	[4]	4.37%	4.37%	4.26%	4.26%

[1]	(1) The equity award exercise price is denominated in USD.
[2]	(3) The expected term represents the period that share-based awards are expected to be outstanding.
[3]	(2) The expected volatility was derived from the historical stock volatilities of the Company, as well as comparable peer public companies within the Company’s industry.
[4]	(4) The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the measurement date with maturities approximately equal to the expected terms.